Other Income (Expense), Net (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Nov. 25, 2018	Aug. 26, 2018	May 27, 2018	Feb. 25, 2018	Nov. 26, 2017	Aug. 27, 2017	May 28, 2017	Feb. 26, 2017	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Other Income and Expenses [Abstract]
Foreign exchange management gains (losses)	[1]									$ 11,167	$ (41,167)	$ 15,860
Foreign currency transaction (losses) gains	[2]									(7,498)	7,853	(7,166)
Interest income										9,400	3,380	1,376
Investment income										734	629	976
Other										4,455	2,313	7,177
Total other income (expense), net		$ 17,214	$ (3,032)	$ 13,653	$ (9,577)	$ 5,421	$ (14,734)	$ (18,087)	$ 408	$ 18,258	$ (26,992)	$ 18,223

[1]	Gains and losses on forward foreign exchange contracts primarily result from currency fluctuations relative to negotiated contract rates. Gains in 2018 were primarily due to favorable currency fluctuations relative to negotiated contract rates on positions to sell the Euro and the British Pound. Losses in 2017 were primarily due to unfavorable currency fluctuations relative to negotiated contract rates on positions to sell the Mexican Peso, the Euro and the British Pound. Gains in 2016 were primarily due to favorable currency fluctuations relative to negotiated contract rates on positions to sell the Mexican Peso.
[2]	Foreign currency transaction gains and losses reflect the impact of foreign currency fluctuation on the Company's foreign currency denominated balances. Gains in 2017 were primarily due to the strengthening of the Mexican Peso and Euro against the US dollar. Losses in 2016 were primarily due to the weakening of various currencies against the U.S. Dollar.